Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 3,385,876	$ 3,301,864	$ 3,399,774
Costs and expenses:
Direct costs	2,821,291	2,788,691	2,946,016
General and administrative expenses	315,471	222,496	194,686
Loss on impairment of assets	7,121	0	0
Operating income	241,993	290,677	259,072
Interest income	11,865	14,414	9,474
Interest expense	(334,901)	(390,391)	(367,284)
Loss on debt extinguishment	(8,392)	(17,363)	(1,263)
Gain (loss) on derivatives	28,656	(6,084)	(2,607)
Other (expense) income, net	(1,892)	457	(423)
Foreign currency exchange gain (loss), net	2,539	77,299	(128,299)
(Loss) gain on sales of subsidiaries, net	(10,490)	398,081	0
(Loss) income from continuing operations before income taxes and equity in net income of affiliates	(70,622)	367,090	(231,330)
Income tax benefit (expense)	91,308	(34,440)	(95,364)
Equity in net income of affiliates, net of tax	152	90	2,495
Income (loss) from continuing operations	20,838	332,740	(324,199)
Income from discontinued operations, net of tax expense of $24,495 for 2017, $30,561 for 2016 and $22,366 for 2015	72,926	33,446	8,354
Net income (loss)	93,764	366,186	(315,845)
Net (income) loss attributable to noncontrolling interests	(2,299)	5,661	(403)
Net income (loss) attributable to Laureate Education, Inc.	91,465	371,847	(316,248)
Accretion of Series A convertible redeemable preferred stock and other redeemable noncontrolling interests and equity	(298,497)	(1,537)	(6,173)
Net (loss) income available to common stockholders	$ (207,032)	$ 370,310	$ (322,421)
Basic earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	$ (1.60)	$ 2.50	$ (2.49)
Income from discontinued operations (in dollars per share)	0.40	0.28	0.05
Basic (loss) earnings per share (in dollars per share)	(1.20)	2.78	(2.44)
Diluted earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	(1.60)	2.48	(2.49)
Income from discontinued operations (in dollars per share)	0.40	0.28	0.05
Diluted (loss) earnings per share (in dollars per share)	$ (1.20)	$ 2.76	$ (2.44)